Expense Example (International Equity Index Trust B, Series NAV, International Equity Index Trust B, USD $)	12 Months Ended
May 01, 2011
International Equity Index Trust B | Series NAV, International Equity Index Trust B
Expense Example:
Year 1	$ 35
Year 3	159
Year 5	295
Year 10	$ 692